Employee benefits (Details 1) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 1,517	$ 1,986
Current	1,486	1,944
Non-current	31	42
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Total	384	605
Variable Compensation Program [Member]
IfrsStatementLineItems [Line Items]
Total	349	464
Accrued Vacation [Member]
IfrsStatementLineItems [Line Items]
Total	519	574
Salaries And Related Charges And Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Total	$ 265	$ 343